Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Data [Line Items]
Net sales	$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 2,353.7	$ 2,208.0	$ 2,383.0	$ 2,295.8	$ 9,169.6		$ 9,240.5		$ 8,803.4
Gross profit	520.7	440.1	460.0	423.3	467.9	426.4	464.2	445.3	1,844.1		1,803.8		1,704.6
Income before taxes	264.9	151.8	194.5	64.5	203.3	156.5	122.9	184.3	675.7		667.0		734.0
Net income	185.9	99.1	136.8	35.7	148.0	106.7	83.2	131.1	457.5	[1]	469.0	[1]	489.9	[1]
Net income attributable to controlling interest	$ 185.5	$ 98.9	$ 136.7	$ 35.7	$ 148.2	$ 106.5	$ 82.8	$ 130.3	$ 456.8		$ 467.8		$ 485.8
Earnings per share - basic	$ 2.11	$ 1.12	$ 1.55	$ 0.40	$ 1.65	$ 1.16	$ 0.89	$ 1.39	$ 5.18		$ 5.08		$ 5.09
Earnings per share - diluted	2.10	1.12	1.55	0.40	1.65	1.16	0.89	1.38	5.17		5.06		5.07
Dividends paid	$ 0.56	$ 0.56	$ 0.56	$ 0.54	$ 0.54	$ 0.54	$ 0.52	$ 0.52	$ 2.22		$ 2.12		$ 2.00

[1]	See Note 13 for further details - includes tax effects where applicable.